Valuation and qualifying accounts	12 Months Ended
Dec. 31, 2025
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
Valuation and qualifying accounts	Valuation and qualifying accounts
The following table presents the information required by Rule 12-09 of Regulation S-X regarding valuation and qualifying accounts for each of the periods presented:

Description	Balance at beginning of period	Additions (i)	Deductions (ii)	Remeasurement/Translation	Balance at end of period
Year ended December 31, 2025:
Deducted from assets accounts:
Allowance for doubtful accounts (iii)	$391	$790	$(487)	$85	$779
Valuation allowance on deferred tax assets	204,898	19,126	(5,899)	17,685	235,810
Reported as liabilities:
Provision for contingencies	30,356	36,289	(19,474)	3,683	50,854
Total	$235,645	$56,205	$(25,860)	$21,453	$287,443
Year ended December 31, 2024:
Deducted from assets accounts:
Allowance for doubtful accounts (iii)	$1,440	$766	$(1,636)	$(179)	$391
Valuation allowance on deferred tax assets	218,674	32,999	(10,631)	(36,144)	204,898
Reported as liabilities:
Provision for contingencies	50,619	7,620	(19,072)	(8,811)	30,356
Total	$270,733	$41,385	$(31,339)	$(45,134)	$235,645
Year ended December 31, 2023:
Deducted from assets accounts:
Allowance for doubtful accounts (iii)	$849	$838	$(309)	$62	$1,440
Valuation allowance on deferred tax assets	201,414	34,029	(11,458)	(5,311)	218,674
Reported as liabilities:
Provision for contingencies	44,839	24,893	(22,022)	2,909	50,619
Total	$247,102	$59,760	$(33,789)	$(2,340)	$270,733

(i)Additions in valuation allowance on deferred tax assets are charged to income tax expense, net.

Additions in provision for contingencies are explained as follows:

Fiscal years 2025, 2024 and 2023 – Relate to the accrual of $36,322, $7,201 and $24,260, respectively, and a reclassification of $(33), $419, and $633 during fiscal years 2025, 2024 and 2023, respectively. See Note 19 for details.

(ii)Deductions in valuation allowance on deferred tax assets are charged to income tax expense, net.

Deductions in provision for contingencies are explained as follows:

Corresponds to the settlements amounting to $19,474; $19,072 and $22,022 during fiscal years 2025, 2024 and 2023, respectively as discussed in Note 19.
(iii)Presented in the consolidated balance sheet as follows: $680, $294 and $1,330 as of December 31, 2025, 2024 and 2023, respectively, within Accounts and notes receivable, net and $99 and $97 and $110 as of December 31, 2025, 2024 and 2023, respectively, within Other receivables.